Land use rights, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Land use rights, cost						¥ 7,186,567		¥ 6,511,497
Less: accumulated amortization						(519,394)		(393,697)
Less: accumulated impairment						(55,008)		(55,008)
Less: impairment						55,000
Land use rights, net						6,612,165		6,062,792
Amortization expenses for land use rights						¥ 150,500	$ 23,614	¥ 132,657	¥ 104,381
Forecast [Member]
Amortization expenses for land use rights	¥ 163,700	¥ 163,700	¥ 163,700	¥ 163,700	¥ 163,700